Pro Forma and Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Repurchase Agreements
Weighted average accounting yield		0.82%
Benchmark interest change		0.125%
Additional repurchase agreements acquired subsequent to period end		$ 1,400,000
Potential increase in interest expense	500	1,800
ABS Subprime
Face value of Agency RMBS acquired subsequent to period end		1,400,000
Weighted average accounting yield		1.44%
Benchmark interest change		0.125%
Potential increase in interest income	$ 500	$ 1,700